Leases and Restricted Cash - Operating Lease Obligations - Additional Information (Detail) - Teekay Tangguh Joint Venture [Member] $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | Vessel	2
Tax indemnification of lease contracts	The tax indemnification is for the duration of the lease contract with the third party plus the years it would take for the lease payments to be statute barred, and ends in 2033.
Tax indemnification | $	$ 8.0	$ 8.4
Operating lease arrangement period, lessor	20 years
Operating lease arrangement period, lessee	20 years